Non-current other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other non-current receivables
Prepayments	$ 356	$ 274	$ 243
Accrued income	60	52	44
Retirement benefit scheme surpluses (Note 22)	99	92	90
Other receivables	415	385	458
Non current other receivables	930	803	835
FibroGen, Inc.
Disclosure of other non-current receivables
Non current other receivables	$ 0	$ 51	$ 71